Cash, cash equivalents and restricted cash (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 208,000,000	$ 214,000,000
Short term bank deposits	308,000,000	388,000,000
Restricted cash	6,000,000	8,000,000
Total	$ 522,000,000	$ 610,000,000	$ 443,000,000	$ 555,000,000